Transfers Of Financial Assets (Tables)	12 Months Ended
Oct. 31, 2024
Securitization Programs [Member]
Statement [Line Items]
Summary of Carrying Amount and Fair Value of Transferred Financial Assets Not Qualifying for Derecognition
The following table summarizes the securitized

asset types that did not qualify for derecognition,

along with their associated

securitization liabilities as at
October 31, 2024

and October 31, 2023.
Financial Assets Not Qualifying for Derecognition

Treatment as Part of the Bank’s Securitization Programs
(millions of Canadian dollars) As at
October 31, 2024 October 31, 2023
Fair Carrying Fair Carrying
value amount value amount
Nature of transaction
Securitization of residential mortgage loans $ 30,543 $ 30,787 $ 23,835 $ 24,433
Other financial assets transferred related

to securitization
1 2,623 2,619 3,554 3,571
Total

33,166 33,406 27,389 28,004
Associated liabilities 2 $ 32,442 $ 32,684 $ 26,457 $ 27,131
1

Includes asset-backed securities, asset-backed commercial paper (ABCP),

cash, repurchase agreements, and Government of Canada securities used to fulfil funding requirements of the
Bank’s securitization structures after the initial securitization of mortgage loans.
2

Includes securitization liabilities carried at amortized cost of $ 12 billion as at October 31, 2024 (October 31, 2023 – $
13

billion), and securitization liabilities carried at fair value of
$ 20

billion as at October 31, 2024 (October 31, 2023 – $
14

billion).

Other Financial Asset [Member]
Statement [Line Items]
Summary of Carrying Amount and Fair Value of Transferred Financial Assets Not Qualifying for Derecognition
The following table summarizes the carrying

amount of financial assets and the associated

transactions that did not qualify for derecognition,

as well as their
associated financial liabilities as at October

31, 2024 and October 31, 2023.
Other Financial Assets Not Qualifying for

Derecognition
(millions of Canadian dollars) As at
October 31 October 31
2024 2023
Carrying amount of assets
Nature of transaction
Repurchase agreements 1,2 $ 40,725 $ 27,782
Securities lending agreements 52,781 40,333
Total

93,506

68,115
Carrying amount of associated liabilities 2 $ 40,450 $ 28,037
Includes $ 2.8

billion, as at October 31, 2024 (October 31, 2023 – $
3.6

billion) of assets related to repurchase agreements or swaps that are collateralized by physical precious metals.
2
Associated liabilities are all related to repurchase agreements.